Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	NOTE B – Summary of Significant Accounting Policies

All significant accounting policies can be viewed on the Company’s annual report filed with the Securities and Exchange Commission.